Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (19,312)	$ (32,504)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	8,509	5,546
Loss on disposal of property and equipment	0	705
Loss on impairment of intangible assets	91	0
Stock-based compensation	11,634	2,160
Accretion on carrying value of convertible notes	2,103	4,490
Amortization of debt issuance costs	3,876	338
Change in fair value of warrant liability	1,600	198
Change in fair value of contingent earnout liability	(67,026)	0
Deferred income tax liabilities	497	133
Loss on extinguishment of debt	2,277	171
Changes in operating assets and liabilities:
Accounts receivable, net	(5,010)	(429)
Contract assets	(1)	(1,057)
Other current assets	(6,565)	400
Other long-term assets	13	(152)
Accounts payable	2,291	1,106
Accrued wages and benefits	1,751	987
Contract liabilities	161	3,159
Other accrued expenses	2,917	493
Other long-term liabilities	2,208	(517)
Net cash used in operating activities	(57,986)	(14,773)
Cash flows from investing activities
Purchase of property and equipment	(15,421)	(10,314)
Investment in intangible assets	(166)	(101)
Payments made in conection with business acquisiton, net	(103,892)	0
Net cash used in investing activities	(119,479)	(10,415)
Cash flows from financing activities
Proceeds from reverse recapitalation and PIPE financing	264,823	0
Payments of transaction costs related to reverse recapitalization	(31,806)	0
Proceeds from long-term debt	70,515	30,937
Proceeds from issuance of convertible notes payable	20,000	550
Payments of redemption of long-term debt	(29,628)	(14,130)
Payments of redemption of warrant	(19,942)	0
Payment of debt issuance costs	(4,717)	(808)
Proceeds from exercise of stock options	1,289	75
Net cash provided by financing activities	270,534	16,624
Effect of foreign currency translation on cash, cash equivalent and restricted cash	590	19
Net increase (decrease) in cash, cash equivalents and restricted cash	93,659	(8,545)
Cash, cash equivalents and restricted cash
Beginning of year	15,986	24,531
End of year	109,645	15,986
Supplemental disclosure of cash flow information
Cash paid for interest	3,130	1,501
Noncash Investing and financing activities
Conversion of Series A, B and C preferred stock into common stock upon the reverse recapitalization	154,150	0
Contingent earnout liability recognized upon the closing of the reverse recapitalization	78,395	0
Conversion of convertible notes to common stock upon the reverse recapitalization	70,933	0
Public and private warrants acquired as part of the Merger	26,707	0
Issuance of shares to FP Credit Partners, L.P. ("FP") (Note 8)	22,868	0
Issuance of Shares in Acquisition	19,361	0
Exercise of Series C preferred stock warrants	891	0
Property and equipment purchased but not yet paid	687	18
Issuance of stock warrants with long-term debt	$ 308	$ 4,154